UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/17

FORM N-CSR

Item 1.                         Reports to Stockholders.

General Municipal Money Market Fund

ANNUAL REPORT November 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 2016 through November 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs and bonds produced mixed results over the past year in response to changing economic and political conditions. Financial markets at the start of the reporting period were dominated by the election of a new U.S. presidential administration. Equities and corporate-backed bonds surged higher in anticipation of more business-friendly regulatory, tax, and fiscal policies, but high-quality bonds generally lost value due to expectations of rising interest rates and accelerating inflation in a stronger economy. U.S. and international stocks continued to rally in 2017 as corporate earnings grew, global economic conditions improved, and tax reform legislation appeared to make progress. Despite a series of short-term interest-rate hikes, bonds recovered their previous losses over much of 2017.

The markets’ recent strong performance has been supported by solid underlying fundamentals. While we currently expect these favorable conditions to persist, we remain watchful for economic and political developments that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through November 30, 2017, as provided by Colleen Meehan, Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended November 30, 2017, General Municipal Money Market Fund’s Class A shares produced a yield of 0.24%, and Class B shares yielded 0.01%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced effective yields of 0.24% and 0.01%, respectively.1

Yields of municipal money market instruments climbed modestly during the reporting period in response to supply-and-demand dynamics and three increases in the federal funds rate by the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Higher Rates and Supply-and-Demand Factors Drove Market

Tax-exempt money market instruments’ yields moved higher early in the reporting period in the wake of elevated issuance volumes stemming from money market reforms, the unexpected results of the November 2016 presidential election, and a long-awaited interest-rate hike from the Fed in mid-December 2016.

However, tax-exempt money market instruments’ yields moderated over the opening months of 2017 in response to steady municipal note issuance and robust investor demand. In the spring, strong asset inflows into short-term bond funds and separately managed

DISCUSSION OF FUND PERFORMANCE (continued)

accounts further depressed yields of longer-dated notes, while additional short-term interest-rate hikes from the Fed in March 2017 and June 2017 caused yields to rise on shorter-maturity instruments, most notably variable-rate demand notes (“VRDNs”) on which yields are reset weekly. As a result, yield differences narrowed substantially along the market’s maturity spectrum.

Toward the end of the reporting period, issuers of longer-term municipal bonds rushed to market with a flood of new securities in anticipation of the enactment of tax reform legislation that seemed likely to inhibit certain traditional financing vehicles used by states and municipalities. This increase in supply put upward pressure on yields of short-term municipal securities when investors sold short-term securities to raise funds for the purchase of newly issued, longer-dated bonds. Consequently, yield differences narrowed further along the market’s maturity range, and yields of one-year notes were in line with those of seven-day VRDNs in the final months of 2017.

We have begun to see some deterioration in municipal credit quality after several years of generally sound fiscal conditions. Several states and municipalities have encountered difficulty in balancing their budgets due to stalled growth in tax receipts. States with underfunded pension programs and those whose economies rely on energy production also have faced greater credit pressures. Meanwhile, the restriction of state and local tax deductions as part of national tax reform is expected to pose concerns for some states and municipalities in 2018 and beyond.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturity in a range that is consistent with industry averages.

We have also maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

The Fed also has begun to “normalize” its balance sheet through the sale of U.S. government securities. Additional interest-rate hikes are expected in 2018 as the Fed continues to moderate its accommodative monetary policy. Although outside of the reporting period, in mid-December, the Fed raised the federal funds rate to between 1.25% and 1.5%.

In light of these developments, we intend to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

December 15, 2017

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2017 to November 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2017
	Class A	Class B
Expenses paid per $1,000†	$3.11	$4.66
Ending value (after expenses)	$1,001.60	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2017
	Class A	Class B
Expenses paid per $1,000†	$3.14	$4.71
Ending value (after expenses)	$1,021.96	$1,020.41

† Expenses are equal to the fund’s annualized expense ratio of .62% for Class A and .93% for Class B, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2017

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1%
Alabama - 4.2%
Albertville Industrial Development Board, Revenue (Aerospace Integration Corporation) (LOC; JPMorgan Chase & Co.)	1.11	12/7/17	9,595,000	[a]	9,595,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone Revenue, Refunding (Hunt Refining Project) (LOC; JPMorgan Chase Bank NA)	1.02	12/7/17	20,000,000	[a,b]	20,000,000
				29,595,000
Arizona - 2.9%
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada)	1.00	12/7/17	10,000,000	[a,b,c]	10,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0304), 07/01/20, (Mesa, Excise Tax Revenue Obligations) (Liquidity Facility; Royal Bank of Canada)	1.03	12/7/17	10,135,000	[a,b,c]	10,135,000
				20,135,000
Arkansas - .7%
Arkansas Development Finance Authority, MFHR (Capri Apartments Project) (LOC; FHLB)	1.07	12/7/17	5,200,000	[a]	5,200,000
California - 4.0%
California Enterprise Development Authority, IDR (Gordon Brush Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	1.07	12/7/17	5,000,000	[a]	5,000,000
California Statewide Communities Development Authority, CP (Kaiser Permanente)	0.91	1/3/18	5,000,000		5,000,000
California Statewide Communities Development Authority, MF Housing Revenue (Kimberly Woods Apartments) (Insured; FNMA)	1.02	12/7/17	17,600,000	[a]	17,600,000
				27,600,000
Colorado - 2.1%
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System) (Citigroup ROCS, Series 2015-XM0054) (Liquidity Facility; Citibank NA)	1.00	12/7/17	4,700,000	[a,b,c]	4,700,000

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
Colorado - 2.1% (continued)
University of Colorado, Hospital Authority Revenue (Liquidity Facility; Citibank NA)	1.01	12/7/17	10,000,000	[a,b,c]	10,000,000
				14,700,000
Connecticut - 1.1%
RIB Floater Trust (Series 2017-016), GO (LOC; Barclays Bank PLC)	1.01	12/7/17	7,750,000	[a,b,c]	7,750,000
District of Columbia - 2.9%
District of Columbia, Revenue (Pew Charitable Trust) (LOC; PNC Bank NA)	0.96	12/7/17	15,000,000	[a]	15,000,000
Metropolitan Washington Airports Authority, CP (LOC; JPMorgan Chase Bank NA)	0.91	12/21/17	5,000,000		5,000,000
				20,000,000
Florida - 2.4%
Broward County Health Facilities Authority, Revenue (Henderson Mental Health Center, Inc. Project) (LOC; Northern Trust Company)	1.01	12/7/17	5,100,000	[a]	5,100,000
Miami Dade Water & Sewer, CP (LOC; Sumitomo Mitsui Banking)	0.98	12/19/17	5,000,000		5,000,000
Miami-Dade County Industrial Development Authority, Revenue (Reflectone Project) (LOC; Royal Bank of Cananda)	1.08	12/7/17	5,425,000	[a]	5,425,000
Polk County Industrial Development Authority, IDR (Florida Treatt, Inc. Project) (LOC; Bank of America)	1.24	12/7/17	1,040,000	[a]	1,040,000
				16,565,000
Georgia - 1.0%
East Point Housing Authority, MFHR (Robins Creste Apartments Project) (LOC; FHLMC)	1.11	12/7/17	6,840,000	[a]	6,840,000
Idaho - 5.0%
Power County Industrial Development Corporation, Solid Waste Disposal Revenue (J.R. Simplot Company Project) (LOC; Cooperatieve Rabobank UA)	1.11	12/7/17	35,000,000	[a]	35,000,000
Illinois - 3.9%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.97	12/7/17	100,000	[a]	100,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
Illinois - 3.9% (continued)
Illinois Finance Authority, IDR (Pollmann North America, Inc. Project) (LOC; PNC Bank NA)	1.06	12/7/17	1,375,000	[a]	1,375,000
Illinois Finance Authority, Revenue (Garrett-Evangelical Theological Seminary Project) (LOC; FHLB)	1.03	12/7/17	4,390,000	[a]	4,390,000
Illinois Housing Development Authority, Revenue (Liquidity Facility; FHLB)	1.08	12/7/17	2,930,000	[a]	2,930,000
McCook, Revenue (The Illinois Saint Andrew Society Project) (LOC; Northern Trust Company)	1.03	12/7/17	2,800,000	[a]	2,800,000
Southwestern Illinois Development Authority, Revenue (Deli Star Ventures Project) (LOC; Bank of Montreal)	1.23	12/7/17	190,000	[a]	190,000
Tender Option Bond Trust Receipts (Series 2015-ZM0120), 07/01/23, (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (LOC; Royal Bank of Canada)	1.02	12/7/17	6,230,000	[a,b,c]	6,230,000
Will County, SWDR (BASF Corporation Project)	1.07	12/7/17	9,000,000	[a]	9,000,000
				27,015,000
Indiana - 3.2%
Crawfordsville, MFHR (Autumn Woods Phase II Apartments) (LOC; FHLB)	1.06	12/7/17	700,000	[a]	700,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and LaSarre Co., LLC Project) (LOC; PNC Bank NA)	1.07	12/7/17	1,590,000	[a]	1,590,000
Indiana Finance Authority, Revenue, Refunding (Ascension Health Credit Group)	0.97	12/7/17	10,000,000	[a]	10,000,000
Noblesville, EDR (GreyStone Apartments Project) (LOC; Bank of America)	1.08	12/7/17	10,185,000	[a]	10,185,000
				22,475,000
Kentucky - .0%
Lexington-Fayette Urban County Government, Industrial Building Revenue, Refunding (Liberty Ridge Senior Living, Inc. Project) (LOC; FHLB)	1.22	12/7/17	300,000	[a]	300,000
Louisiana - 4.5%
Ascension Parish, Revenue (BASF Corporation Project)	1.07	12/7/17	14,000,000	[a]	14,000,000

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
Louisiana - 4.5% (continued)
Caddo-Bossier Parishes Port Commission, Revenue (Oakley Louisiana, Inc. Project) (LOC; Bank of America)	1.12	12/7/17	1,000,000	[a]	1,000,000
Calcasieu Parish Industrial Development Board, Revenue (Hydroserve Westlake) (LOC; JPMorgan Chase Bank NA)	1.10	12/7/17	3,300,000	[a]	3,300,000
Louisiana Housing Finance Agency, MF Housing Revenue (Arbor Place Apartments Project) (Insured; Federal Home Loan Mortgage Corporation and Liquidity Facility; Federal Home Loan Mortgage Corporation)	1.11	12/7/17	7,435,000	[a]	7,435,000
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Honeywell International Inc. Project)	1.12	12/7/17	6,000,000	[a]	6,000,000
				31,735,000
Maryland - 1.4%
Maryland Industrial Development Financing Authority, EDR (Hardwire, LLC Project) (LOC; Bank of America)	1.24	12/7/17	2,500,000	[a]	2,500,000
Montgomery County Public Improvement, CP (Liquidity Facility; PNC Bank NA)	1.05	1/17/18	7,000,000		7,000,000
				9,500,000
Michigan - 2.0%
Michigan Housing Development Authority, Rental Housing Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.98	12/1/17	13,900,000	[a]	13,900,000
Minnesota - .3%
Waite Park, IDR (McDowall Company Project) (LOC; U.S. Bank NA)	1.14	12/7/17	2,350,000	[a]	2,350,000
Missouri - 3.9%
Bridgeton Industrial Development Authority, Private Activity Revenue (Formtek Metal Processing, Inc. Project) (LOC; Bank of America)	1.24	12/7/17	2,425,000	[a]	2,425,000
Platte County Industrial Development Authority, IDR (Complete Home Concepts Project) (LOC; U.S. Bank NA)	1.06	12/7/17	5,745,000	[a]	5,745,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
Missouri - 3.9% (continued)
RIB Floaters Trust, Revenue (SSM Health Care) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.02	12/7/17	17,485,000	[a,b,c]	17,485,000
Saint Louis Industrial Development Authority, MFHR (Minerva Place Apartments) (LOC; FHLMC)	1.04	12/7/17	1,530,000	[a]	1,530,000
				27,185,000
Nevada - 1.4%
Nevada Housing Division, Multi-Unit Housing Revenue (Oakmont at Flamingo Road Project) (Liquidity Facility; FHLB and LOC; FHLB)	1.14	12/7/17	8,500,000	[a]	8,500,000
Nevada Housing Division, Multi-Unit Housing Revenue (Oakmont at Fort Apache Road Project) (LOC; FHLB)	1.14	12/7/17	1,400,000	[a]	1,400,000
				9,900,000
New Hampshire - .3%
New Hampshire Health and Education Facilities Authority, Revenue (University System of New Hampshire Issue) (Liquidity Facility; U.S. Bank NA)	0.92	12/1/17	2,000,000	[a]	2,000,000
New Jersey - 1.0%
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.00	12/7/17	7,000,000	[a,b,c]	7,000,000
New York - 11.6%
Albany Industrial Development Agency, Civic Facility Revenue (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	1.02	12/7/17	2,500,000	[a]	2,500,000
Chautauqua County Industrial Development Agency, Civic Facility Revenue (The Gerry Homes Project) (LOC; HSBC Bank USA)	1.60	12/7/17	6,320,000	[a]	6,320,000
Herkimer County Industrial Development Agency, IDR (F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	1.38	12/7/17	970,000	[a]	970,000
Metropolitan Transportation Authority of New York, (Liquidity Facility; Citibank NA)	1.02	12/7/17	4,000,000	[a,b,c]	4,000,000

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
New York - 11.6% (continued)
Nassau County Industrial Development Agency, Housing Revenue (Rockville Centre Housing Associates, L.P. Project) (LOC; M&T Trust)	1.27	12/7/17	8,995,000	[a]	8,995,000
New York City Industrial Development Agency, IDR (Novelty Crystal Corporation Project) (LOC; TD Bank)	1.42	12/7/17	3,815,000	[a]	3,815,000
New York Dormitory Authority, Revenue, Refunding (Catholic Health System) (LOC; HSBC Bank USA NA)	0.99	12/7/17	1,760,000	[a]	1,760,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	0.98	12/7/17	10,000,000	[a]	10,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.00	12/1/17	20,000,000	[a]	20,000,000
Onondaga County Industrial Development Agency, IDR (ICM Controls Corporation Project) (LOC; M&T Trust)	1.16	12/7/17	1,300,000	[a]	1,300,000
RBC Municipal Products Trust, GO (LOC; Royal Bank of Canada)	1.00	12/7/17	5,000,000	[a,b,c]	5,000,000
RBC Municipal Products Trust, Revenue (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.00	12/7/17	7,000,000	[a,b,c]	7,000,000
Schenectady Industrial Development Agency, Civic Facility Revenue (Union Graduate College Project) (LOC; M&T Trust)	1.02	12/7/17	4,635,000	[a]	4,635,000
Tender Option Bond Trust Receipts (Series 2015-ZF0269), 10/15/25, (Port Authority of New York and New Jersey, Consolidated Bonds, 169th Series) (Liquidity Facility; TD Bank)	1.07	12/7/17	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2016-YX1034), 11/15/35, (Port Authority of New York and New Jersey, Consolidated Bonds, 197th Series) (Liquidity Facility; Barclays Bank PLC)	1.05	12/7/17	2,380,000	[a,b,c]	2,380,000
				80,675,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
North Carolina - 1.5%
North Carolina Capital Facilities Finance Agency, Revenue (North Carolina Aquarium Society Project) (LOC; Bank of America)	1.02	12/7/17	10,735,000	[a]	10,735,000
Ohio - 3.6%
Cuyahoga County, Airport Facilities Revenue (Corporate Wings Project) (LOC; U.S. Bank NA)	1.22	12/7/17	1,550,000	[a]	1,550,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	1.07	12/7/17	1,385,000	[a]	1,385,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	1.07	12/7/17	1,045,000	[a]	1,045,000
Franklin County, Hospital Facilities Revenue (OhioHealth Corporation) Hospital Facilities Revenue (OhioHealth Corporation)	0.97	12/7/17	20,000,000	[a]	20,000,000
Lorain County, IDR (Cutting Dynamics, Inc. Project) (LOC; PNC Bank NA)	1.07	12/7/17	895,000	[a]	895,000
				24,875,000
Pennsylvania - .9%
Jackson Township Industrial Development Authority, Revenue (Everlast Roofing, Inc. Project) (LOC; M&T Trust)	1.17	12/7/17	2,605,000	[a]	2,605,000
Philadelphia Airport, CP (LOC; Sumitomo Mitsui Banking Corporation)	1.00	1/4/18	1,650,000		1,650,000
Telford Industrial Development Authority, IDR (Ridgetop Associates Project) (LOC; Bank of America)	1.09	12/7/17	2,260,000	[a]	2,260,000
				6,515,000
South Carolina - 4.6%
South Carolina Association of Governmental Organizations, COP	3.00	3/1/18	11,000,000		11,054,316
South Carolina Jobs-Economic Development Authority, EDR (Lexington-Richland Alcohol and Drug Abuse Council, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.98	12/7/17	3,805,000	[a]	3,805,000

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	MaturityDate	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
South Carolina - 4.6% (continued)
Tender Option Bond Trust Receipts (Series 2015-XF2204), 01/01/23, (Charleston, Waterworks and Sewer System Capital Improvement Revenue) (Liquidity Facility; Citibank NA)	1.00	12/7/17	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), 12/01/54, (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	1.01	12/7/17	9,240,000	[a,b,c]	9,240,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), 12/01/50, Revenue, Refunding (Liquidity Facility; Barclays Bank PLC)	1.01	12/7/17	5,000,000	[a,b,c]	5,000,000
				32,099,316
Tennessee - 2.1%
Covington Industrial Development Board, Revenue (Charms Company Project) (LOC; Bank of America NA)	1.12	12/7/17	7,500,000	[a]	7,500,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America NA)	1.00	12/7/17	2,400,000	[a]	2,400,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College)	1.02	12/7/17	4,675,000	[a]	4,675,000
				14,575,000
Texas - 15.8%
Brazos River Harbor Navigation District of Brazoria County, Revenue (BASF Corporation Project)	1.07	12/7/17	9,200,000	[a]	9,200,000
Harris County Health Facilities Development Corporation, Revenue, Refunding (The Methodist Hospital System)	0.96	12/1/17	100,000	[a]	100,000
Houston, CP (LOC; Barclays Bank PLC)	1.00	12/13/17	5,000,000		5,000,000
Mission Economic Development Corporation, SWDR (IESI TX Corporation Project) (LOC; Bank of America)	1.05	12/7/17	2,500,000	[a]	2,500,000
North East Industrial School District, CP (Liquidity Facility; JPMorgan Chase Bank)	0.98	12/21/17	19,000,000		19,000,000
Port of Port Arthur Navigation District, Revenue (BASF Corporation Project)	1.07	12/7/17	9,800,000	[a]	9,800,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
Texas - 15.8% (continued)
RBC Municipal Products Trust, Revenue (Lower Colorado Rover Authority) (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.00	12/7/17	7,595,000	[a,b,c]	7,595,000
Tarrant County Health Facilities Development Corporation, HR (Cook Children's Medical Center Project)	0.97	12/7/17	17,000,000	[a]	17,000,000
Tender Option Bond Trust Receipts (Series 2015-XF2201), 10/15/23, (Texas Water Development Board, State Water Implementation Revenue) (Liquidity Facility; Citibank NA)	1.00	12/7/17	3,100,000	[a,b,c]	3,100,000
Tender Option Bond Trust Receipts (Series 2016-ZF0471), 11/01/19, (Dallas and Fort Worth, Joint Improvement Revenue (Dallas/Fort Worth International Airport)) (LOC; Royal Bank of Canada)	1.04	12/7/17	10,245,000	[a,b,c]	10,245,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Mizuho Bank, Ltd.)	1.02	12/7/17	15,000,000	[a]	15,000,000
University of North Texas, CP	1.00	12/7/17	3,400,000		3,400,000
University of North Texas, CP	1.05	1/31/18	8,000,000		8,000,000
				109,940,000
Utah - .1%
Utah Housing Corporation, Mortgage Revenue, Refunding	1.50	1/1/18	1,000,000		1,000,201
Vermont - .6%
Vermont Housing Finance Agency, Multiple Purpose Revenue (Liquidity Facility; TD Bank)	1.07	12/7/17	4,150,000	[a]	4,150,000
Virginia - 1.7%
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	1.00	12/7/17	2,500,000	[a]	2,500,000
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	1.00	12/7/17	2,800,000	[a]	2,800,000
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	1.00	12/7/17	2,600,000	[a]	2,600,000

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 100.1% (continued)
Virginia - 1.7% (continued)
Lynchburg Industrial Development Authority, Industrial Development Revenue (Aerofin Corporation Project) (LOC; PNC Bank NA)	1.07	12/7/17	2,075,000	[a]	2,075,000
Norfolk Redevelopment and Housing Authority, Revenue (E2F Student Housing I, LLC Project) (LOC; Bank of America)	1.07	12/7/17	1,615,000	[a]	1,615,000
				11,590,000
Washington - 8.4%
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	1.12	12/7/17	2,810,000	[a]	2,810,000
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	1.12	12/7/17	1,850,000	[a]	1,850,000
Tender Option Bond Trust Receipts (Series 2016-XX1024), 11/13/24, (Port of Tacoma, Revenue, Refunding) (Liquidity Facility; Barclays Bank PLC)	1.07	12/7/17	14,350,000	[a,b,c]	14,350,000
Washington Housing Finance Commission, MFHR, Refunding (Lake City Senior Apartments Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.99	12/7/17	15,750,000	[a]	15,750,000
Washington Housing Finance Commission, Nonprofit Revenue, Refunding (Panorama City Project) (LOC; Wells Fargo Bank)	1.02	12/7/17	7,690,000	[a]	7,690,000
Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue (Cleanscapes Incorporated Project) (LOC; Bank of America NA)	1.05	12/7/17	16,450,000	[a]	16,450,000
				58,900,000
Wisconsin - 1.0%
Door County Housing Authority, Housing Revenue (Big Hill Regency House Project) (LOC; FHLB)	1.20	12/7/17	1,500,000	[a]	1,500,000
Kiel, IDR (Polar Ware Company Project) (LOC; Wells Fargo Bank)	1.22	12/7/17	1,950,000	[a]	1,950,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - 100.1% (continued)
Wisconsin - 1.0% (continued)
Manitowoc Community Development Authority, Housing Revenue (Southbrook Manor Project) (LOC; FHLB)	1.20	12/7/17	2,000,000	[a] 2,000,000
Milwaukee Redevelopment Authority, IDR (Fred Usinger, Inc. Project) (LOC; Bank of Montreal)	1.23	12/7/17	625,000	[a] 625,000
Plymouth, IDR (Wisconsin Plastic Products, Inc. Project) (LOC; FHLB)	1.20	12/7/17	950,000	[a] 950,000
				7,025,000
Total Investments (cost $698,824,517)			100.1%	698,824,517
Liabilities, Less Cash and Receivables			(0.1%)	(659,442)
Net Assets			100.0%	698,165,075

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities amounted to $166,210,000 or 23.81% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Industrial	22.7
Housing	20.3
Health Care	14.1
Transportation Services	7.7
City	6.7
Other	6.0
State/Territory	5.8
Resource Recovery	4.0
Special Tax	3.9
Utility-Electric	3.1
Education	2.7
Utility-Water and Sewer	1.6
County	1.0
Lease	.5
100.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	698,824,517	698,824,517
Interest receivable		943,936
Prepaid expenses		72,414
		699,840,867
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		478,468
Cash overdraft due to Custodian		1,091,250
Payable for shares of Common Stock redeemed		17,125
Accrued expenses		88,949
		1,675,792
Net Assets ($)		698,165,075
Composition of Net Assets ($):
Paid-in capital		698,162,811
Accumulated net realized gain (loss) on investments		2,264
Net Assets ($)		698,165,075

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	309,031,215	389,133,860
Shares Outstanding	309,153,122	389,293,422
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2017

Investment Income ($):
Interest Income	6,580,731
Expenses:
Management fee—Note 2(a)	3,818,452
Shareholder servicing costs—Note 1 and Note 2(c)	1,544,622
Distribution and prospectus fees—Note 2(b)	886,184
Registration fees	184,315
Professional fees	59,065
Custodian fees—Note 2(c)	57,879
Directors’ fees and expenses—Note 2(d)	52,224
Prospectus and shareholders’ reports	43,560
Miscellaneous	49,665
Total Expenses	6,695,966
Less—reduction in expenses due to undertaking—Note 2(a)	(910,302)
Less—reduction in fees due to earnings credits—Note 2(c)	(19,508)
Net Expenses	5,766,156
Investment Income—Net	814,575
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,264
Net Increase in Net Assets Resulting from Operations	816,839

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2017	2016
Operations ($):
Investment income—net	814,575	213,294
Net realized gain (loss) on investments	2,264	115,969
Net Increase (Decrease) in Net Assets Resulting from Operations	816,839	329,263
Distributions to Shareholders from ($):
Investment income—net:
Class A	(824,439)	(168,022)
Class B	(106,105)	(98,445)
Total Distributions	(930,544)	(266,467)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	598,053,442	1,022,497,517
Class B	717,157,989	1,368,807,284
Distributions reinvested:
Class A	795,442	155,505
Class B	105,579	96,619
Cost of shares redeemed:
Class A	(668,175,296)	(1,164,815,910)
Class B	(773,524,504)	(1,663,311,296)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(125,587,348)	(436,570,281)
Total Increase (Decrease) in Net Assets	(125,701,053)	(436,507,485)
Net Assets ($):
Beginning of Period	823,866,128	1,260,373,613
End of Period	698,165,075	823,866,128

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.25	.04	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.59	.58	.60	.61
Ratio of net expenses to average net assets	.63	.36	.10	.11	.16
Ratio of net investment income to average net assets	.23	.03	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	309,031	378,409	520,547	49,670	49,548

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Year Ended November 30,
Class B Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	.02	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.04	1.05	1.05	1.05
Ratio of net expenses to average net assets	.85	.37	.10	.11	.17
Ratio of net investment income to average net assets	.01	.01	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	389,134	445,457	739,826	806,525	690,181

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2017, sub-accounting service fees amounted to $213,031 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	–
Level 2 - Other Significant Observable Inputs	698,824,517
Level 3 - Significant Unobservable Inputs	–
Total	698,824,517

† See Statement of Investments for additional detailed categorizations.

At November 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2017, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2017 and November 30, 2016 were as follows: tax exempt income $814,575 and $213,294, ordinary income $0 and $20,391, and long-term capital gains $115,969 and $32,782, respectively.

During the period ended November 30, 2017, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $115,969 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2017, there was no reduction in expenses pursuant to the Agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $910,302 during the period ended November 30, 2017.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2017, Class B shares were charged $886,184 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2017, Class A shares were charged $193,761 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2017, Class B shares were charged $1,065,156 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2017, the fund was charged $60,538 for transfer agency services and $3,059 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3,059.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2017, the fund was charged $57,879 pursuant to the custody agreement. These fees were partially offset by earnings credits of $16,449.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2017, the fund was charged $2,091 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2017, the fund was charged $11,233 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $292,929, Distribution Plan fees $65,680, Shareholder Services Plan fees $109,520, custodian fees $11,692, Chief Compliance Officer fees $7,472 and transfer agency fees $10,764, which are offset against an expense reimbursement currently in effect in the amount of $19,589.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2017, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $682,652,000 and $557,435,000 respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (the sole series comprising General Municipal Money Market Funds, Inc.) (the Fund), as of November 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
January 25, 2018

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2017 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $115,969 that is being designated as a long-term capital gain distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2017 calendar year on Form 1099-DIV, which will be mailed in early 2018.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 20, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that for all the periods in which the fund’s performance was below median (with the exception of the one-year period), the fund’s performance was within nine basis points of the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance, in light of the considerations described above.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, but was concerned about the one-year relative performance.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 126

———————

Francine J. Bovich (66)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Director (May 2014-present)

No. of Portfolios for which Board Member Serves: 72

———————

Peggy C. Davis (74)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 46

———————

Diane Dunst (78)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (74)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 46

———————

Robin A. Melvin (54)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 100

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 126 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 63 investment companies (comprised of 151 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (63 investment companies, comprised of 151 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 145 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

General Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTMXX Class B: GBMXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0918AR1117

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,856 in 2016 and $34,702 in 2017.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,430 in 2016 and $6,768 in 2017.  These services consisted of one or more of the following:  (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,987 in 2016 and $3,503 in 2017.  These services consisted of:  (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $547 in 2016 and $529 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,065,758 in 2016 and $31,197,139 in 2017.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2018

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)